Shareholder Report		12 Months Ended
	Nov. 01, 2024	Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		COMMERCE FUNDS
Entity Central Index Key		0000926243
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000027719
Shareholder Report [Line Items]
Fund Name		Commerce Growth Fund
Trading Symbol		CFGRX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Growth Fund	$80	0.72%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2025, the Commerce Growth Fund generated an annualized total return of 22.43%, underperforming the Russell 1000 Growth Index which returned 30.52% for the same period.

Top Contributors to Performance

  Strong security selection in the Communication Services sector with strong performance from Alphabet Inc Class A (GOOGLE) (5.20%) and Spotify Technology SA (SPOT) (0.85%).

  Strong security selection in the Real Estate sector driven by CBRE Group, Inc. Class A (CBRE) (0.90%).

  Underweight positions in the Consumer Discretionary and Healthcare sectors.

Top Detractors from Performance

  Underweight position in the Information Technology sector.

  Weak security selection in the Information Technology sector with poor performance from Salesforce, Inc. (CRM) (1.02%) and NetApp Inc. (NTAP) (0.82%).

  Weak security selection in the Financial sector with weak results from Fiserv, Inc. (FI) (no longer held at fiscal year-end) and Corpay, Inc. (CPAY) (0.75%).

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fund	Russell 1000® Index	Russell 1000® Growth Index
10/15	$10,000	$10,000	$10,000
11/15	$10,102	$10,033	$10,028
12/15	$10,013	$9,853	$9,881
01/16	$9,676	$9,322	$9,329
02/16	$9,676	$9,319	$9,325
03/16	$10,302	$9,968	$9,954
04/16	$10,253	$10,022	$9,863
05/16	$10,507	$10,198	$10,055
06/16	$10,579	$10,221	$10,015
07/16	$10,932	$10,610	$10,488
08/16	$10,890	$10,624	$10,436
09/16	$10,905	$10,633	$10,474
10/16	$10,564	$10,426	$10,228
11/16	$10,708	$10,837	$10,451
12/16	$10,883	$11,040	$10,580
01/17	$11,197	$11,262	$10,937
02/17	$11,713	$11,698	$11,391
03/17	$11,850	$11,705	$11,523
04/17	$12,132	$11,829	$11,786
05/17	$12,463	$11,980	$12,093
06/17	$12,410	$12,064	$12,061
07/17	$12,676	$12,303	$12,381
08/17	$12,853	$12,341	$12,608
09/17	$12,958	$12,604	$12,772
10/17	$13,381	$12,893	$13,267
11/17	$13,821	$13,286	$13,670
12/17	$13,881	$13,434	$13,777
01/18	$14,657	$14,172	$14,752
02/18	$14,175	$13,652	$14,366
03/18	$13,902	$13,342	$13,972
04/18	$13,885	$13,387	$14,020
05/18	$14,418	$13,729	$14,635
06/18	$14,563	$13,818	$14,776
07/18	$15,143	$14,294	$15,210
08/18	$15,816	$14,787	$16,041
09/18	$15,957	$14,843	$16,131
10/18	$14,751	$13,793	$14,688
11/18	$15,011	$14,073	$14,844
12/18	$13,762	$12,792	$13,568
01/19	$14,813	$13,864	$14,788
02/19	$15,372	$14,333	$15,317
03/19	$15,836	$14,583	$15,753
04/19	$16,676	$15,172	$16,464
05/19	$15,869	$14,205	$15,424
06/19	$16,906	$15,202	$16,484
07/19	$17,240	$15,438	$16,856
08/19	$17,169	$15,155	$16,727
09/19	$17,263	$15,418	$16,729
10/19	$17,568	$15,745	$17,200
11/19	$18,211	$16,340	$17,964
12/19	$18,653	$16,812	$18,506
01/20	$19,081	$16,830	$18,919
02/20	$17,668	$15,455	$17,631
03/20	$15,812	$13,412	$15,896
04/20	$17,962	$15,185	$18,249
05/20	$19,091	$15,986	$19,474
06/20	$19,614	$16,339	$20,322
07/20	$20,998	$17,296	$21,885
08/20	$22,570	$18,565	$24,144
09/20	$21,719	$17,887	$23,008
10/20	$21,062	$17,456	$22,226
11/20	$23,028	$19,511	$24,502
12/20	$24,050	$20,336	$25,629
01/21	$23,765	$20,168	$25,439
02/21	$23,848	$20,753	$25,433
03/21	$24,507	$21,538	$25,870
04/21	$26,120	$22,698	$27,630
05/21	$25,674	$22,805	$27,248
06/21	$26,949	$23,377	$28,958
07/21	$27,883	$23,863	$29,912
08/21	$28,822	$24,553	$31,030
09/21	$27,069	$23,425	$29,293
10/21	$29,247	$25,051	$31,830
11/21	$29,398	$24,715	$32,024
12/21	$30,482	$25,716	$32,701
01/22	$28,060	$24,266	$29,895
02/22	$26,837	$23,600	$28,625
03/22	$27,921	$24,396	$29,745
04/22	$24,992	$22,222	$26,153
05/22	$24,384	$22,188	$25,545
06/22	$22,565	$20,330	$23,521
07/22	$25,297	$22,223	$26,344
08/22	$24,149	$21,370	$25,117
09/22	$21,912	$19,393	$22,675
10/22	$23,161	$20,948	$24,001
11/22	$24,118	$22,081	$25,094
12/22	$22,368	$20,797	$23,173
01/23	$24,054	$22,192	$25,105
02/23	$23,830	$21,663	$24,807
03/23	$25,212	$22,349	$26,502
04/23	$25,496	$22,626	$26,764
05/23	$26,085	$22,731	$27,984
06/23	$27,785	$24,266	$29,897
07/23	$28,489	$25,101	$30,904
08/23	$28,266	$24,662	$30,627
09/23	$26,851	$23,503	$28,961
10/23	$26,539	$22,935	$28,549
11/23	$29,390	$25,077	$31,661
12/23	$30,494	$26,314	$33,063
01/24	$31,033	$26,681	$33,888
02/24	$32,954	$28,122	$36,200
03/24	$33,578	$29,024	$36,837
04/24	$32,288	$27,789	$35,275
05/24	$34,088	$29,097	$37,386
06/24	$36,073	$30,060	$39,907
07/24	$35,846	$30,498	$39,229
08/24	$36,668	$31,221	$40,046
09/24	$37,462	$31,888	$41,180
10/24	$37,391	$31,666	$41,044
11/24	$39,971	$33,704	$43,706
12/24	$40,000	$32,764	$44,092
01/25	$40,570	$33,807	$44,964
02/25	$39,312	$33,216	$43,349
03/25	$36,568	$31,294	$39,697
04/25	$36,928	$31,108	$40,400
05/25	$39,492	$33,093	$43,975
06/25	$41,579	$34,769	$46,778
07/25	$42,642	$35,542	$48,544
08/25	$43,236	$36,290	$49,087
09/25	$44,721	$37,548	$51,695
10/25	$45,777	$38,358	$53,572

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce Growth Fund	22.43%	16.80%	16.43%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
AssetsNet		$ 242,931,015
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 963,880
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$242,931,015
# of Portfolio Holdings	56
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$963,880

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	0.9%
Real Estate	0.9%
Exchange Traded Fund	1.8%
Consumer Staples	2.7%
Industrials	5.2%
Financials	5.5%
Health Care	5.7%
Communication Services	12.1%
Consumer Discretionary	13.7%
Information Technology	51.6%

Largest Holdings [Text Block]

Top Ten Issuers (% of Total Net Assets)

NVIDIA Corp.	12.6%
Apple, Inc.	10.5%
Microsoft Corp.	10.5%
Alphabet, Inc., Class A	5.2%
Amazon.com, Inc.	4.8%
Broadcom, Inc.	4.6%
Tesla, Inc.	3.4%
Meta Platforms, Inc., Class A	3.2%
Eli Lilly & Co.	1.9%
iShares Russell 1000 Growth ETF	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2026, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

Effective February 21, 2025, Donald McArthur IV, CFA was added as a portfolio manager of the Fund. Also, effective June 11, 2025, Matthew J. Schmitt, CFA no longer serves as a portfolio manager of the Fund.

Material Fund Change Adviser [Text Block]

Effective February 21, 2025, Donald McArthur IV, CFA was added as a portfolio manager of the Fund. Also, effective June 11, 2025, Matthew J. Schmitt, CFA no longer serves as a portfolio manager of the Fund.

Updated Prospectus Phone Number		1-800-995-6365
Updated Prospectus Email Address		commercefunds@commercebank.com
Updated Prospectus Web Address		https://www.commercefunds.com/literature-and-resources/prospectus-and-guide
C000246257
Shareholder Report [Line Items]
Fund Name		Commerce MidCap Value Fund
Trading Symbol		CFMVX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce MidCap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commerce MidCap Value Fund	$71	0.70%
Footnote	Description
Footnote*	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2025, the Commerce MidCap Value Fund generated an annualized total return of 2.49%, underperforming the Russell MidCap Value Index which returned 7.86% for the same period.

Top Contributors to Performance

  Overweight position in the Information Technology sector.

  Strong security selection in the Industrials sector with strong results from Rockwell Automation (ROK) (1.28%) and Johnson Controls International (JCI) (1.29%).

  Strong security selection in the Utilities sector with strong performance from UGI Corporation (UGI) (1.25%) and WEC Energy Group (WEC) (1.20%).

Top Detractors from Performance

  Underweight position in the Energy sector.

  Weak security selection in the Information Technology sector with weak results from Microchip Technology (MCHP) (no longer held at fiscal year-end) and Motorola Solutions (MSI) (1.14%).

  Weak security selection in the Materials sector with poor performance from Celanese Corporation (CE) (no longer held at fiscal year-end) and Eastman Chemical Company (EMN) (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fund	Russell 1000® Index	Russell Midcap® Value Index
11/13/2023	$10,000	$10,000	$10,000
11/30/2023	$10,570	$10,389	$10,561
12/31/2023	$11,347	$10,902	$11,384
1/31/2024	$11,080	$11,054	$11,180
2/29/2024	$11,517	$11,651	$11,714
3/31/2024	$12,146	$12,024	$12,320
4/30/2024	$11,501	$11,513	$11,676
5/31/2024	$11,808	$12,055	$12,095
6/30/2024	$11,772	$12,454	$11,901
7/31/2024	$12,568	$12,635	$12,620
8/31/2024	$12,862	$12,935	$12,858
9/30/2024	$13,035	$13,211	$13,100
10/31/2024	$12,882	$13,119	$12,936
11/30/2024	$13,713	$13,963	$13,888
12/31/2024	$12,683	$13,574	$12,872
1/31/2025	$13,147	$14,006	$13,324
2/28/2025	$13,051	$13,761	$13,081
3/31/2025	$12,526	$12,965	$12,600
4/30/2025	$12,027	$12,888	$12,287
5/31/2025	$12,639	$13,710	$12,824
6/30/2025	$12,942	$14,405	$13,274
7/31/2025	$13,040	$14,725	$13,512
8/31/2025	$13,520	$15,035	$13,917
9/30/2025	$13,491	$15,556	$14,094
10/31/2025	$13,204	$15,892	$13,952

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 11/13/23
Commerce MidCap Value Fund	2.49%	15.15%
Russell 1000® Index	21.14%	26.60%
Russell Midcap® Value Index	7.86%	18.42%

Performance Inception Date		Nov. 13, 2023
No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
AssetsNet		$ 37,438,922
Holdings Count | Holding		82
Advisory Fees Paid, Amount		$ 873
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$37,438,922
# of Portfolio Holdings	82
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$873

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	9.6%
Energy	6.0%
Materials	6.0%
Health Care	7.1%
Utilities	7.3%
Real Estate	8.3%
Consumer Discretionary	8.5%
Information Technology	11.1%
Industrials	17.4%
Financials	18.8%

Largest Holdings [Text Block]

Top Ten Issuers (% of Total Net Assets)

iShares Russell Mid-Cap Value ETF	2.0%
MSCI, Inc.	1.4%
Cognizant Technology Solutions Corp., Class A	1.3%
Principal Financial Group, Inc.	1.3%
Emerson Electric Co.	1.3%
SS&C Technologies Holdings, Inc.	1.3%
Cummins, Inc.	1.3%
Corning, Inc.	1.3%
Johnson Controls International PLC	1.3%
Rockwell Automation, Inc.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2026, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

Effective February 21, 2025, Donald McArthur IV, CFA was added as a portfolio manager of the Fund. Also, effective June 11, 2025, Matthew J. Schmitt, CFA no longer serves as a portfolio manager of the Fund.

Material Fund Change Adviser [Text Block]

Effective February 21, 2025, Donald McArthur IV, CFA was added as a portfolio manager of the Fund. Also, effective June 11, 2025, Matthew J. Schmitt, CFA no longer serves as a portfolio manager of the Fund.

Updated Prospectus Phone Number		1-800-995-6365
Updated Prospectus Email Address		commercefunds@commercebank.com
Updated Prospectus Web Address		https://www.commercefunds.com/literature-and-resources/prospectus-and-guide
C000027723
Shareholder Report [Line Items]
Fund Name		Commerce MidCap Growth Fund
Trading Symbol		CFAGX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce MidCap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce MidCap Growth Fund	$86	0.83%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2025, the Commerce MidCap Growth Fund generated an annualized total return of 6.11%, underperforming the Russell MidCap Growth Index which returned 19.59% for the same period.

Top Contributors to Performance

  Overweight position in the Information Technology sector and underweight position in the Consumer Discretionary sector.

  Strong security selection in the Consumer Staples sector with strong performance from Casey’s General Store (CASY) (1.06%) and Performance Food Group (PFGC) (1.08%).

  Strong security selection in the Utilities sector with strong results from NRG Energy, Inc. (1.19%).

Top Detractors from Performance

  Overweight position in the Energy sector and underweight position in the Health Care sector.

  Weak security selection in the Information Technology sector with poor performance from Gartner (IT) (no longer held at fiscal year-end) and Manhattan Associates (MANH) (no longer held at fiscal year-end).

  Weak security selection in the Health Care sector with weak results from Chemed Corporation (CHE) (no longer held at fiscal year-end) and West Pharmaceutical Services (WST) (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fund	Russell 1000® Index	Russell Midcap® Growth Index
10/15	$10,000	$10,000	$10,000
11/15	$10,033	$10,033	$10,022
12/15	$9,801	$9,853	$9,795
01/16	$9,374	$9,322	$9,054
02/16	$9,564	$9,319	$9,196
03/16	$10,135	$9,968	$9,852
04/16	$10,232	$10,022	$9,846
05/16	$10,415	$10,198	$10,008
06/16	$10,512	$10,221	$10,006
07/16	$10,876	$10,610	$10,502
08/16	$10,825	$10,624	$10,471
09/16	$10,779	$10,633	$10,465
10/16	$10,424	$10,426	$10,040
11/16	$10,767	$10,837	$10,477
12/16	$10,870	$11,040	$10,513
01/17	$11,126	$11,262	$10,864
02/17	$11,570	$11,698	$11,176
03/17	$11,630	$11,705	$11,238
04/17	$11,827	$11,829	$11,405
05/17	$12,039	$11,980	$11,677
06/17	$12,112	$12,064	$11,712
07/17	$12,169	$12,303	$11,907
08/17	$12,201	$12,341	$11,991
09/17	$12,550	$12,604	$12,330
10/17	$12,825	$12,893	$12,675
11/17	$13,307	$13,286	$13,099
12/17	$13,410	$13,434	$13,170
01/18	$13,905	$14,172	$13,915
02/18	$13,427	$13,652	$13,478
03/18	$13,478	$13,342	$13,456
04/18	$13,376	$13,387	$13,329
05/18	$13,664	$13,729	$13,827
06/18	$13,926	$13,818	$13,881
07/18	$14,330	$14,294	$14,179
08/18	$14,934	$14,787	$14,996
09/18	$14,937	$14,843	$14,932
10/18	$13,729	$13,793	$13,454
11/18	$14,075	$14,073	$13,796
12/18	$12,826	$12,792	$12,544
01/19	$13,939	$13,864	$13,985
02/19	$14,801	$14,333	$14,805
03/19	$15,142	$14,583	$15,005
04/19	$15,928	$15,172	$15,680
05/19	$15,340	$14,205	$14,778
06/19	$16,423	$15,202	$15,816
07/19	$16,577	$15,438	$16,185
08/19	$16,341	$15,155	$15,890
09/19	$16,337	$15,418	$15,709
10/19	$16,442	$15,745	$16,001
11/19	$17,000	$16,340	$16,797
12/19	$17,233	$16,812	$16,993
01/20	$17,356	$16,830	$17,152
02/20	$16,061	$15,455	$15,970
03/20	$13,899	$13,412	$13,588
04/20	$15,642	$15,185	$15,716
05/20	$16,941	$15,986	$17,294
06/20	$17,197	$16,339	$17,700
07/20	$18,743	$17,296	$19,114
08/20	$19,191	$18,565	$19,634
09/20	$18,759	$17,887	$19,359
10/20	$18,592	$17,456	$19,382
11/20	$20,390	$19,511	$21,986
12/20	$21,320	$20,336	$23,041
01/21	$21,307	$20,168	$22,964
02/21	$21,666	$20,753	$23,356
03/21	$22,146	$21,538	$22,910
04/21	$23,260	$22,698	$24,198
05/21	$22,880	$22,805	$23,828
06/21	$23,577	$23,377	$25,447
07/21	$24,370	$23,863	$25,709
08/21	$24,804	$24,553	$26,539
09/21	$23,510	$23,425	$25,254
10/21	$24,812	$25,051	$27,024
11/21	$24,174	$24,715	$25,883
12/21	$25,439	$25,716	$25,973
01/22	$22,760	$24,266	$22,622
02/22	$22,268	$23,600	$22,347
03/22	$22,615	$24,396	$22,706
04/22	$20,685	$22,222	$20,149
05/22	$20,273	$22,188	$19,369
06/22	$18,981	$20,330	$17,921
07/22	$21,132	$22,223	$20,114
08/22	$20,288	$21,370	$19,456
09/22	$18,665	$19,393	$17,804
10/22	$20,202	$20,948	$19,204
11/22	$21,323	$22,081	$20,248
12/22	$20,270	$20,797	$19,033
01/23	$21,469	$22,192	$20,694
02/23	$20,982	$21,663	$20,490
03/23	$21,295	$22,349	$20,772
04/23	$21,233	$22,626	$20,471
05/23	$20,624	$22,731	$20,484
06/23	$22,094	$24,266	$22,067
07/23	$22,699	$25,101	$22,735
08/23	$22,294	$24,662	$21,985
09/23	$21,259	$23,503	$20,914
10/23	$20,485	$22,935	$19,847
11/23	$22,555	$25,077	$22,268
12/23	$23,865	$26,314	$23,956
01/24	$23,727	$26,681	$23,827
02/24	$24,710	$28,122	$25,619
03/24	$25,407	$29,024	$26,231
04/24	$23,865	$27,789	$24,708
05/24	$24,567	$29,097	$24,971
06/24	$24,951	$30,060	$25,388
07/24	$25,560	$30,498	$25,542
08/24	$25,955	$31,221	$26,177
09/24	$26,306	$31,888	$27,049
10/24	$26,081	$31,666	$27,522
11/24	$28,364	$33,704	$31,190
12/24	$26,689	$32,764	$29,251
01/25	$27,916	$33,807	$31,117
02/25	$26,816	$33,216	$29,344
03/25	$25,305	$31,294	$27,169
04/25	$25,752	$31,108	$28,081
05/25	$27,493	$33,093	$30,773
06/25	$28,328	$34,769	$32,114
07/25	$28,557	$35,542	$32,766
08/25	$28,557	$36,290	$33,094
09/25	$28,086	$37,548	$33,006
10/25	$27,675	$38,358	$32,914

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce Midcap Growth Fund	6.11%	8.28%	10.72%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
AssetsNet		$ 188,111,119
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 998,897
InvestmentCompanyPortfolioTurnover		74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$188,111,119
# of Portfolio Holdings	79
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$998,897

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	5.0%
Utilities	3.2%
Consumer Staples	3.2%
Exchange Traded Fund	4.3%
Communication Services	6.4%
Financials	7.7%
Health Care	15.2%
Consumer Discretionary	17.6%
Information Technology	17.9%
Industrials	19.6%

Largest Holdings [Text Block]

Top Ten Issuers (% of Total Net Assets)

iShares Russell Mid-Cap Growth ETF	4.3%
Cloudflare, Inc., Class A	2.3%
Howmet Aerospace, Inc.	2.2%
Vertiv Holdings Co., Class A	2.1%
Royal Caribbean Cruises Ltd.	2.0%
Vistra Corp.	2.0%
ROBLOX Corp., Class A	1.9%
Cencora, Inc.	1.7%
Amphenol Corp., Class A	1.7%
Hilton Worldwide Holdings, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2026, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

Effective February 21, 2025, Donald McArthur IV, CFA was added as a portfolio manager of the Fund. Also, effective June 11, 2025, Matthew J. Schmitt, CFA no longer serves as a portfolio manager of the Fund.

Material Fund Change Adviser [Text Block]

Effective February 21, 2025, Donald McArthur IV, CFA was added as a portfolio manager of the Fund. Also, effective June 11, 2025, Matthew J. Schmitt, CFA no longer serves as a portfolio manager of the Fund.

Updated Prospectus Phone Number		1-800-995-6365
Updated Prospectus Email Address		commercefunds@commercebank.com
Updated Prospectus Web Address		https://www.commercefunds.com/literature-and-resources/prospectus-and-guide
C000027721
Shareholder Report [Line Items]
Fund Name		Commerce Value Fund
Trading Symbol		CFVLX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Value Fund	$71	0.68%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2025, the Commerce Value Fund generated an annualized total return of 7.69%, underperforming the Russell 1000 Value Index which returned 11.15% for the same period.

Top Contributors to Performance

  Underweight position in the Consumer Staples sector.

  Strong security selection in the Health Care sector with strong results from Johnson & Johnson (JNJ) (1.87%) and Abbott Laboratories (ABT) (1.84%).

  Strong security selection in the Real Estate sector with strong performance from Prologis (PLD) (1.92%).

Top Detractors from Performance

  Underweight position in the Industrial sector.

  Weak security selection in the Materials sector with weak results from Eastman Chemical Company (EMN) (no longer held at fiscal year-end) and Air Products and Chemicals (APD) (1.15%).

  Weak security selection in the Consumer Staples sector with poor performance from Mondelez International (MDLZ) (1.10%) and Tyson Foods Class A (TSN) (1.18%).

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fund	Russell 1000® Index	Russell 1000® Value Index
10/15	$10,000	$10,000	$10,000
11/15	$10,051	$10,033	$10,038
12/15	$9,853	$9,853	$9,822
01/16	$9,594	$9,322	$9,315
02/16	$9,647	$9,319	$9,312
03/16	$10,281	$9,968	$9,983
04/16	$10,471	$10,022	$10,193
05/16	$10,639	$10,198	$10,351
06/16	$10,896	$10,221	$10,441
07/16	$11,144	$10,610	$10,744
08/16	$11,044	$10,624	$10,827
09/16	$10,964	$10,633	$10,804
10/16	$10,848	$10,426	$10,637
11/16	$11,536	$10,837	$11,245
12/16	$11,749	$11,040	$11,526
01/17	$11,693	$11,262	$11,608
02/17	$12,127	$11,698	$12,025
03/17	$11,926	$11,705	$11,902
04/17	$11,896	$11,829	$11,880
05/17	$11,761	$11,980	$11,868
06/17	$11,940	$12,064	$12,062
07/17	$12,147	$12,303	$12,223
08/17	$12,042	$12,341	$12,080
09/17	$12,489	$12,604	$12,438
10/17	$12,508	$12,893	$12,528
11/17	$13,042	$13,286	$12,912
12/17	$13,260	$13,434	$13,101
01/18	$13,635	$14,172	$13,607
02/18	$13,024	$13,652	$12,957
03/18	$12,729	$13,342	$12,729
04/18	$12,788	$13,387	$12,771
05/18	$12,919	$13,729	$12,847
06/18	$13,034	$13,818	$12,879
07/18	$13,644	$14,294	$13,389
08/18	$13,802	$14,787	$13,587
09/18	$13,882	$14,843	$13,614
10/18	$13,285	$13,793	$12,909
11/18	$13,924	$14,073	$13,294
12/18	$12,849	$12,792	$12,018
01/19	$13,523	$13,864	$12,953
02/19	$14,078	$14,333	$13,367
03/19	$14,215	$14,583	$13,452
04/19	$14,520	$15,172	$13,929
05/19	$13,790	$14,205	$13,033
06/19	$14,665	$15,202	$13,969
07/19	$14,775	$15,438	$14,085
08/19	$14,598	$15,155	$13,671
09/19	$15,091	$15,418	$14,158
10/19	$15,232	$15,745	$14,356
11/19	$15,638	$16,340	$14,800
12/19	$15,931	$16,812	$15,207
01/20	$15,462	$16,830	$14,880
02/20	$14,047	$15,455	$13,439
03/20	$12,011	$13,412	$11,142
04/20	$13,289	$15,185	$12,395
05/20	$13,604	$15,986	$12,820
06/20	$13,587	$16,339	$12,735
07/20	$14,128	$17,296	$13,238
08/20	$14,544	$18,565	$13,785
09/20	$14,290	$17,887	$13,447
10/20	$14,060	$17,456	$13,270
11/20	$15,789	$19,511	$15,055
12/20	$16,072	$20,336	$15,632
01/21	$15,845	$20,168	$15,489
02/21	$16,573	$20,753	$16,425
03/21	$17,886	$21,538	$17,392
04/21	$18,506	$22,698	$18,087
05/21	$19,010	$22,805	$18,509
06/21	$18,719	$23,377	$18,297
07/21	$18,879	$23,863	$18,444
08/21	$19,220	$24,553	$18,809
09/21	$18,510	$23,425	$18,155
10/21	$19,416	$25,051	$19,077
11/21	$18,805	$24,715	$18,404
12/21	$20,043	$25,716	$19,565
01/22	$19,871	$24,266	$19,110
02/22	$19,609	$23,600	$18,888
03/22	$20,414	$24,396	$19,421
04/22	$19,436	$22,222	$18,326
05/22	$19,894	$22,188	$18,682
06/22	$18,385	$20,330	$17,050
07/22	$19,363	$22,223	$18,180
08/22	$18,896	$21,370	$17,639
09/22	$17,172	$19,393	$16,092
10/22	$19,077	$20,948	$17,742
11/22	$20,178	$22,081	$18,850
12/22	$19,451	$20,797	$18,091
01/23	$19,951	$22,192	$19,028
02/23	$19,221	$21,663	$18,357
03/23	$18,979	$22,349	$18,273
04/23	$19,064	$22,626	$18,548
05/23	$17,976	$22,731	$17,833
06/23	$19,008	$24,266	$19,017
07/23	$19,638	$25,101	$19,686
08/23	$19,106	$24,662	$19,154
09/23	$18,294	$23,503	$18,415
10/23	$17,702	$22,935	$17,766
11/23	$18,904	$25,077	$19,106
12/23	$19,933	$26,314	$20,164
01/24	$20,023	$26,681	$20,185
02/24	$20,464	$28,122	$20,930
03/24	$21,354	$29,024	$21,976
04/24	$20,453	$27,789	$21,037
05/24	$20,949	$29,097	$21,704
06/24	$20,918	$30,060	$21,500
07/24	$21,842	$30,498	$22,599
08/24	$22,328	$31,221	$23,205
09/24	$22,650	$31,888	$23,528
10/24	$22,390	$31,666	$23,269
11/24	$23,567	$33,704	$24,755
12/24	$22,181	$32,764	$23,061
01/25	$22,927	$33,807	$24,129
02/25	$23,218	$33,216	$24,227
03/25	$22,469	$31,294	$23,554
04/25	$21,558	$31,108	$22,836
05/25	$22,212	$33,093	$23,638
06/25	$23,024	$34,769	$24,446
07/25	$23,352	$35,542	$24,586
08/25	$24,052	$36,290	$25,370
09/25	$24,442	$37,548	$25,749
10/25	$24,112	$38,358	$25,863

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce Value Fund	7.69%	11.39%	9.20%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
AssetsNet		$ 249,848,038
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 766,647
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$249,848,038
# of Portfolio Holdings	58
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$766,647

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	10.8%
Utilities	4.2%
Energy	5.8%
Consumer Staples	6.0%
Consumer Discretionary	6.8%
Communication Services	10.4%
Information Technology	10.8%
Health Care	11.2%
Industrials	12.8%
Financials	21.2%

Largest Holdings [Text Block]

Top Ten Issuers (% of Total Net Assets)

iShares Russell 1000 Value ETF	4.0%
Alphabet, Inc., Class A	3.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.6%
RTX Corp.	2.2%
KLA Corp.	2.1%
Broadcom, Inc.	2.0%
Wells Fargo & Co.	2.0%
Cisco Systems, Inc.	2.0%
Bank of America Corp.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2026, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

Effective February 21, 2025, Donald McArthur IV, CFA was added as a portfolio manager of the Fund. Also, effective June 11, 2025, Matthew J. Schmitt, CFA no longer serves as a portfolio manager of the Fund.

Material Fund Change Adviser [Text Block]

Effective February 21, 2025, Donald McArthur IV, CFA was added as a portfolio manager of the Fund. Also, effective June 11, 2025, Matthew J. Schmitt, CFA no longer serves as a portfolio manager of the Fund.

Updated Prospectus Phone Number		1-800-995-6365
Updated Prospectus Email Address		commercefunds@commercebank.com
Updated Prospectus Web Address		https://www.commercefunds.com/literature-and-resources/prospectus-and-guide
C000027729
Shareholder Report [Line Items]
Fund Name		Commerce Bond Fund
Trading Symbol		CFBNX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Bond Fund	$66	0.64%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2025, the Commerce Bond Fund generated an annualized total return of 6.20%, outperforming the Bloomberg U.S. Aggregate Bond Index which returned 6.16% for the same period.

Top Contributors to Performance

  Maintaining an overweight position in the corporate bond sector allowed the Fund to capture some excess return relative to Treasuries.

  Raising exposure to mortgage-backed securities (MBS) while lowering exposure to asset-backed securities (ABS) was additive to performance.

  The Fund's overweight position in the Finance sector relative to the Fund’s benchmark was additive to performance.

Top Detractors from Performance

  Raising exposure to the Treasury sector detracted from performance.

  An underweight position in bonds with 2 - 5 years remaining to maturity relative to bonds with the same maturity bucket in the benchmark diminished returns.

  Reducing exposure to BBB-rated holdings.

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg US Aggregate Bond Index
10/15	$10,000	$10,000
11/15	$9,983	$9,974
12/15	$9,919	$9,941
01/16	$9,986	$10,078
02/16	$10,028	$10,150
03/16	$10,157	$10,243
04/16	$10,240	$10,282
05/16	$10,253	$10,285
06/16	$10,430	$10,469
07/16	$10,514	$10,536
08/16	$10,526	$10,524
09/16	$10,524	$10,517
10/16	$10,479	$10,437
11/16	$10,275	$10,190
12/16	$10,313	$10,205
01/17	$10,351	$10,225
02/17	$10,427	$10,293
03/17	$10,413	$10,288
04/17	$10,499	$10,367
05/17	$10,602	$10,447
06/17	$10,595	$10,437
07/17	$10,654	$10,481
08/17	$10,744	$10,575
09/17	$10,702	$10,525
10/17	$10,735	$10,531
11/17	$10,725	$10,518
12/17	$10,780	$10,566
01/18	$10,685	$10,444
02/18	$10,593	$10,345
03/18	$10,642	$10,412
04/18	$10,567	$10,334
05/18	$10,634	$10,408
06/18	$10,600	$10,395
07/18	$10,617	$10,398
08/18	$10,679	$10,464
09/18	$10,630	$10,397
10/18	$10,542	$10,315
11/18	$10,575	$10,377
12/18	$10,717	$10,567
01/19	$10,828	$10,679
02/19	$10,851	$10,673
03/19	$11,059	$10,878
04/19	$11,095	$10,881
05/19	$11,271	$11,074
06/19	$11,421	$11,213
07/19	$11,459	$11,238
08/19	$11,723	$11,529
09/19	$11,656	$11,468
10/19	$11,690	$11,502
11/19	$11,691	$11,496
12/19	$11,676	$11,488
01/20	$11,923	$11,709
02/20	$12,100	$11,920
03/20	$11,501	$11,850
04/20	$11,814	$12,061
05/20	$11,963	$12,117
06/20	$12,140	$12,193
07/20	$12,371	$12,375
08/20	$12,305	$12,275
09/20	$12,310	$12,269
10/20	$12,254	$12,214
11/20	$12,445	$12,334
12/20	$12,508	$12,351
01/21	$12,452	$12,262
02/21	$12,300	$12,085
03/21	$12,184	$11,934
04/21	$12,300	$12,028
05/21	$12,362	$12,068
06/21	$12,454	$12,152
07/21	$12,576	$12,288
08/21	$12,555	$12,265
09/21	$12,455	$12,159
10/21	$12,450	$12,155
11/21	$12,469	$12,191
12/21	$12,439	$12,160
01/22	$12,184	$11,898
02/22	$12,021	$11,765
03/22	$11,706	$11,439
04/22	$11,328	$11,005
05/22	$11,332	$11,075
06/22	$11,163	$10,902
07/22	$11,401	$11,168
08/22	$11,150	$10,853
09/22	$10,681	$10,384
10/22	$10,535	$10,249
11/22	$10,855	$10,626
12/22	$10,858	$10,578
01/23	$11,206	$10,904
02/23	$10,964	$10,622
03/23	$11,190	$10,891
04/23	$11,284	$10,957
05/23	$11,162	$10,838
06/23	$11,130	$10,799
07/23	$11,141	$10,792
08/23	$11,095	$10,723
09/23	$10,845	$10,451
10/23	$10,691	$10,286
11/23	$11,141	$10,751
12/23	$11,572	$11,163
01/24	$11,571	$11,132
02/24	$11,440	$10,975
03/24	$11,551	$11,076
04/24	$11,277	$10,797
05/24	$11,455	$10,980
06/24	$11,587	$11,084
07/24	$11,798	$11,342
08/24	$11,984	$11,505
09/24	$12,157	$11,660
10/24	$11,873	$11,370
11/24	$12,015	$11,491
12/24	$11,809	$11,303
01/25	$11,878	$11,362
02/25	$12,135	$11,612
03/25	$12,125	$11,617
04/25	$12,142	$11,663
05/25	$12,083	$11,579
06/25	$12,276	$11,757
07/25	$12,259	$11,726
08/25	$12,398	$11,866
09/25	$12,531	$11,996
10/25	$12,609	$12,071

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce Bond Fund	6.20%	0.57%	2.35%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
AssetsNet		$ 1,252,364,459
Holdings Count | Holding		468
Advisory Fees Paid, Amount		$ 4,328,622
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$1,252,364,459
# of Portfolio Holdings	468
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$4,328,622

Holdings [Text Block]

Types of Security Allocation (% of Total Net Assets)

Value	Value
Exchange Traded Fund	0.2%
U.S. Government Agency Obligations	0.4%
Investment Company	0.6%
Municipal Bond Obligations	6.8%
Asset-Backed Securities	10.3%
U.S. Treasury Obligations	19.0%
Mortgage-Backed Obligations	26.1%
Corporate Obligations	36.1%

Credit Quality Explanation [Text Block]

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	8.4%
AA	11.8%
A	20.5%
BBB	14.4%
BB	0.4%
B	0.0%
CCC	0.2%
U.S. Govt.	36.9%
Non-Rated	7.0%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]		For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
C000027717
Shareholder Report [Line Items]
Fund Name		Commerce Kansas Tax-Free Intermediate Bond Fund
Trading Symbol		KTXIX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce Kansas Tax-Free Intermediate Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commerce Kansas Tax-Free Intermediate Bond Fund	$71	0.70%
Footnote	Description
Footnote*	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2025, the Kansas Tax-Free Intermediate Bond Fund generated an annualized total return of 4.10%, underperforming the Bloomberg 3-15 Year Blend Municipal Bond Index which returned 4.95% for the same period.

Top Contributors to Performance

  Longer duration positioning supported returns on a relative basis.

  Intermediate curve exposures were the most additive to Fund performance.

  Relative overweight to general obligations versus revenue sectors.

  Overweight to the Lease and Limited Tax sectors.

Top Detractors from Performance

  Overweight to the Hospital sector.

  Underweight to the Transportation and Industrial Development Revenue/Pollution Control Revenue sectors.

  Security selection in the Higher Education and Water/Sewer sectors.

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg Municipal Bond Index	Bloomberg 3-15 Year Blend Municipal Bond Index
10/15	$10,000	$10,000	$10,000
11/15	$10,014	$10,040	$10,024
12/15	$10,058	$10,110	$10,083
01/16	$10,158	$10,231	$10,211
02/16	$10,167	$10,247	$10,230
03/16	$10,184	$10,279	$10,242
04/16	$10,244	$10,355	$10,309
05/16	$10,253	$10,383	$10,314
06/16	$10,391	$10,548	$10,453
07/16	$10,387	$10,555	$10,467
08/16	$10,395	$10,569	$10,473
09/16	$10,350	$10,516	$10,433
10/16	$10,274	$10,406	$10,338
11/16	$9,967	$10,018	$9,971
12/16	$10,037	$10,135	$10,077
01/17	$10,071	$10,202	$10,153
02/17	$10,123	$10,273	$10,225
03/17	$10,141	$10,295	$10,244
04/17	$10,203	$10,370	$10,324
05/17	$10,333	$10,535	$10,474
06/17	$10,295	$10,497	$10,429
07/17	$10,351	$10,582	$10,512
08/17	$10,408	$10,662	$10,588
09/17	$10,357	$10,608	$10,534
10/17	$10,386	$10,634	$10,550
11/17	$10,335	$10,577	$10,460
12/17	$10,433	$10,688	$10,557
01/18	$10,327	$10,562	$10,450
02/18	$10,293	$10,530	$10,418
03/18	$10,321	$10,569	$10,444
04/18	$10,281	$10,531	$10,414
05/18	$10,370	$10,652	$10,519
06/18	$10,374	$10,661	$10,536
07/18	$10,393	$10,687	$10,571
08/18	$10,397	$10,714	$10,592
09/18	$10,345	$10,645	$10,529
10/18	$10,288	$10,579	$10,480
11/18	$10,407	$10,697	$10,594
12/18	$10,531	$10,825	$10,719
01/19	$10,607	$10,906	$10,816
02/19	$10,661	$10,965	$10,871
03/19	$10,775	$11,138	$11,006
04/19	$10,795	$11,180	$11,030
05/19	$10,915	$11,334	$11,173
06/19	$10,957	$11,376	$11,220
07/19	$11,027	$11,468	$11,314
08/19	$11,158	$11,649	$11,456
09/19	$11,082	$11,555	$11,356
10/19	$11,090	$11,576	$11,386
11/19	$11,098	$11,605	$11,413
12/19	$11,122	$11,640	$11,451
01/20	$11,286	$11,849	$11,640
02/20	$11,400	$12,002	$11,758
03/20	$11,209	$11,567	$11,388
04/20	$11,142	$11,422	$11,295
05/20	$11,453	$11,785	$11,637
06/20	$11,448	$11,882	$11,711
07/20	$11,560	$12,082	$11,889
08/20	$11,518	$12,025	$11,845
09/20	$11,515	$12,028	$11,855
10/20	$11,483	$11,992	$11,823
11/20	$11,577	$12,173	$11,966
12/20	$11,602	$12,247	$12,028
01/21	$11,609	$12,325	$12,089
02/21	$11,475	$12,129	$11,921
03/21	$11,529	$12,204	$11,983
04/21	$11,584	$12,306	$12,065
05/21	$11,598	$12,343	$12,084
06/21	$11,612	$12,377	$12,101
07/21	$11,679	$12,480	$12,197
08/21	$11,659	$12,434	$12,170
09/21	$11,576	$12,344	$12,089
10/21	$11,556	$12,308	$12,051
11/21	$11,618	$12,413	$12,121
12/21	$11,627	$12,433	$12,140
01/22	$11,352	$12,092	$11,821
02/22	$11,316	$12,049	$11,783
03/22	$11,034	$11,659	$11,447
04/22	$10,718	$11,336	$11,187
05/22	$10,885	$11,505	$11,352
06/22	$10,720	$11,316	$11,246
07/22	$10,981	$11,615	$11,517
08/22	$10,738	$11,361	$11,307
09/22	$10,367	$10,924	$10,939
10/22	$10,306	$10,834	$10,891
11/22	$10,741	$11,340	$11,301
12/22	$10,782	$11,373	$11,361
01/23	$11,040	$11,700	$11,633
02/23	$10,780	$11,435	$11,401
03/23	$10,999	$11,689	$11,633
04/23	$10,952	$11,662	$11,601
05/23	$10,827	$11,561	$11,490
06/23	$10,905	$11,677	$11,580
07/23	$10,918	$11,723	$11,628
08/23	$10,787	$11,554	$11,497
09/23	$10,483	$11,216	$11,217
10/23	$10,371	$11,120	$11,163
11/23	$10,969	$11,826	$11,741
12/23	$11,218	$12,101	$11,979
01/24	$11,178	$12,039	$11,928
02/24	$11,187	$12,055	$11,939
03/24	$11,166	$12,054	$11,939
04/24	$11,060	$11,905	$11,805
05/24	$10,990	$11,870	$11,726
06/24	$11,134	$12,052	$11,885
07/24	$11,217	$12,162	$11,993
08/24	$11,300	$12,258	$12,102
09/24	$11,390	$12,379	$12,206
10/24	$11,240	$12,198	$12,040
11/24	$11,386	$12,409	$12,197
12/24	$11,279	$12,228	$12,064
01/25	$11,327	$12,290	$12,148
02/25	$11,431	$12,411	$12,273
03/25	$11,263	$12,201	$12,104
04/25	$11,231	$12,103	$12,025
05/25	$11,255	$12,111	$12,094
06/25	$11,336	$12,186	$12,188
07/25	$11,329	$12,161	$12,216
08/25	$11,410	$12,267	$12,323
09/25	$11,587	$12,551	$12,519
10/25	$11,701	$12,707	$12,636

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce Kansas Tax-Free Intermediate Bond Fund	4.10%	0.38%	1.58%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95%	1.34%	2.37%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
AssetsNet		$ 110,721,567
Holdings Count | Holding		119
Advisory Fees Paid, Amount		$ 393,617
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$110,721,567
# of Portfolio Holdings	119
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$393,617

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Investment Company	0.3%
Transportation	1.2%
Power	1.8%
Higher Education	2.8%
Water/Sewer	7.5%
Limited Tax	10.1%
Hospital	10.1%
Lease	15.3%
General Obligations	52.0%

Credit Quality Explanation [Text Block]

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	9.4%
AA	65.0%
A	20.8%
BBB	2.8%
Non-Rated	3.0%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]		For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
C000027715
Shareholder Report [Line Items]
Fund Name		Commerce Missouri Tax-Free Intermediate Bond Fund
Trading Symbol		CFMOX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce Missouri Tax-Free Intermediate Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Missouri Tax-Free Intermediate Bond Fund	$70	0.69%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2025, the Missouri Tax-Free Intermediate Bond Fund generated an annualized total return of 4.23%, underperforming the Bloomberg 3-15 Year Blend Municipal Bond Index which returned 4.95% for the same period.

Top Contributors to Performance

  Longer duration positioning supported returns on a relative basis.

  Intermediate curve exposures were the most additive to Fund performance.

  Overweight to the Housing sector.

  Security selection in the Power, Limited Tax and Transportation sectors.

Top Detractors from Performance

  Relative overweight to the revenue sectors versus general obligation bonds.

  Overweight to the Hospital and Lease sectors.

  Underweight to the Higher Education and Industrial Development Revenue/Pollution Control Revenue sectors.

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg Municipal Bond Index	Bloomberg 3-15 Year Blend Municipal Bond Index
10/15	$10,000	$10,000	$10,000
11/15	$10,027	$10,040	$10,024
12/15	$10,073	$10,110	$10,083
01/16	$10,186	$10,231	$10,211
02/16	$10,197	$10,247	$10,230
03/16	$10,212	$10,279	$10,242
04/16	$10,273	$10,355	$10,309
05/16	$10,283	$10,383	$10,314
06/16	$10,412	$10,548	$10,453
07/16	$10,417	$10,555	$10,467
08/16	$10,421	$10,569	$10,473
09/16	$10,395	$10,516	$10,433
10/16	$10,321	$10,406	$10,338
11/16	$9,996	$10,018	$9,971
12/16	$10,080	$10,135	$10,077
01/17	$10,117	$10,202	$10,153
02/17	$10,187	$10,273	$10,225
03/17	$10,213	$10,295	$10,244
04/17	$10,278	$10,370	$10,324
05/17	$10,411	$10,535	$10,474
06/17	$10,384	$10,497	$10,429
07/17	$10,443	$10,582	$10,512
08/17	$10,512	$10,662	$10,588
09/17	$10,458	$10,608	$10,534
10/17	$10,496	$10,634	$10,550
11/17	$10,448	$10,577	$10,460
12/17	$10,534	$10,688	$10,557
01/18	$10,410	$10,562	$10,450
02/18	$10,378	$10,530	$10,418
03/18	$10,415	$10,569	$10,444
04/18	$10,371	$10,531	$10,414
05/18	$10,474	$10,652	$10,519
06/18	$10,473	$10,661	$10,536
07/18	$10,483	$10,687	$10,571
08/18	$10,498	$10,714	$10,592
09/18	$10,449	$10,645	$10,529
10/18	$10,382	$10,579	$10,480
11/18	$10,503	$10,697	$10,594
12/18	$10,618	$10,825	$10,719
01/19	$10,689	$10,906	$10,816
02/19	$10,739	$10,965	$10,871
03/19	$10,870	$11,138	$11,006
04/19	$10,897	$11,180	$11,030
05/19	$11,029	$11,334	$11,173
06/19	$11,072	$11,376	$11,220
07/19	$11,147	$11,468	$11,314
08/19	$11,278	$11,649	$11,456
09/19	$11,202	$11,555	$11,356
10/19	$11,210	$11,576	$11,386
11/19	$11,224	$11,605	$11,413
12/19	$11,248	$11,640	$11,451
01/20	$11,396	$11,849	$11,640
02/20	$11,512	$12,002	$11,758
03/20	$11,305	$11,567	$11,388
04/20	$11,227	$11,422	$11,295
05/20	$11,507	$11,785	$11,637
06/20	$11,524	$11,882	$11,711
07/20	$11,627	$12,082	$11,889
08/20	$11,593	$12,025	$11,845
09/20	$11,587	$12,028	$11,855
10/20	$11,557	$11,992	$11,823
11/20	$11,649	$12,173	$11,966
12/20	$11,683	$12,247	$12,028
01/21	$11,700	$12,325	$12,089
02/21	$11,597	$12,129	$11,921
03/21	$11,636	$12,204	$11,983
04/21	$11,700	$12,306	$12,065
05/21	$11,722	$12,343	$12,084
06/21	$11,740	$12,377	$12,101
07/21	$11,815	$12,480	$12,197
08/21	$11,786	$12,434	$12,170
09/21	$11,699	$12,344	$12,089
10/21	$11,682	$12,308	$12,051
11/21	$11,758	$12,413	$12,121
12/21	$11,763	$12,433	$12,140
01/22	$11,492	$12,092	$11,821
02/22	$11,440	$12,049	$11,783
03/22	$11,163	$11,659	$11,447
04/22	$10,879	$11,336	$11,187
05/22	$11,037	$11,505	$11,352
06/22	$10,895	$11,316	$11,246
07/22	$11,148	$11,615	$11,517
08/22	$10,892	$11,361	$11,307
09/22	$10,530	$10,924	$10,939
10/22	$10,470	$10,834	$10,891
11/22	$10,911	$11,340	$11,301
12/22	$10,935	$11,373	$11,361
01/23	$11,222	$11,700	$11,633
02/23	$10,967	$11,435	$11,401
03/23	$11,196	$11,689	$11,633
04/23	$11,168	$11,662	$11,601
05/23	$11,037	$11,561	$11,490
06/23	$11,123	$11,677	$11,580
07/23	$11,136	$11,723	$11,628
08/23	$11,011	$11,554	$11,497
09/23	$10,699	$11,216	$11,217
10/23	$10,544	$11,120	$11,163
11/23	$11,197	$11,826	$11,741
12/23	$11,467	$12,101	$11,979
01/24	$11,426	$12,039	$11,928
02/24	$11,435	$12,055	$11,939
03/24	$11,413	$12,054	$11,939
04/24	$11,306	$11,905	$11,805
05/24	$11,217	$11,870	$11,726
06/24	$11,363	$12,052	$11,885
07/24	$11,459	$12,162	$11,993
08/24	$11,543	$12,258	$12,102
09/24	$11,652	$12,379	$12,206
10/24	$11,482	$12,198	$12,040
11/24	$11,648	$12,409	$12,197
12/24	$11,527	$12,228	$12,064
01/25	$11,582	$12,290	$12,148
02/25	$11,701	$12,411	$12,273
03/25	$11,519	$12,201	$12,104
04/25	$11,469	$12,103	$12,025
05/25	$11,475	$12,111	$12,094
06/25	$11,570	$12,186	$12,188
07/25	$11,539	$12,161	$12,216
08/25	$11,635	$12,267	$12,323
09/25	$11,839	$12,551	$12,519
10/25	$11,967	$12,707	$12,636

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce Missouri Tax-Free Intermediate Bond Fund	4.23%	0.70%	1.81%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95%	1.34%	2.37%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
AssetsNet		$ 235,556,514
Holdings Count | Holding		210
Advisory Fees Paid, Amount		$ 927,706
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$235,556,514
# of Portfolio Holdings	210
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$927,706

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	1.0%
Power	2.0%
Higher Education	3.7%
Single Family Housing	3.7%
Limited Tax	4.7%
Investment Company	5.0%
Transportation	5.9%
Hospital	13.8%
General Obligations	22.3%
Lease	37.1%

Credit Quality Explanation [Text Block]

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	5.1%
AA	48.2%
A	40.8%
BBB	3.2%
Non-Rated	1.9%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]		For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
C000027733
Shareholder Report [Line Items]
Fund Name		Commerce National Tax-Free Intermediate Bond Fund
Trading Symbol		CFNLX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce National Tax-Free Intermediate Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce National Tax-Free Intermediate Bond Fund	$64	0.62%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2025, the National Tax-Free Intermediate Bond Fund generated an annualized total return of 4.85%, underperforming the Bloomberg 3-15 Year Blend Municipal Bond Index which returned 4.95% for the same period.

Top Contributors to Performance

  Longer duration positioning supported returns on a relative basis.

  Intermediate curve exposures were the most additive to Fund performance.

  Overweight to the Housing and underweight to the Higher Education and Power sectors contributed to performance.

  Security selection in the Limited Tax and Transportation sectors.

Top Detractors from Performance

  Relative overweight to the revenue sectors versus general obligation bonds.

  Overweight to the Hospital sector.

  Security selection in the Water/Sewer and Lease sectors.

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg Municipal Bond Index	Bloomberg 3-15 Year Blend Municipal Bond Index
10/15	$10,000	$10,000	$10,000
11/15	$10,030	$10,040	$10,024
12/15	$10,091	$10,110	$10,083
01/16	$10,227	$10,231	$10,211
02/16	$10,230	$10,247	$10,230
03/16	$10,258	$10,279	$10,242
04/16	$10,318	$10,355	$10,309
05/16	$10,326	$10,383	$10,314
06/16	$10,479	$10,548	$10,453
07/16	$10,477	$10,555	$10,467
08/16	$10,490	$10,569	$10,473
09/16	$10,462	$10,516	$10,433
10/16	$10,376	$10,406	$10,338
11/16	$10,009	$10,018	$9,971
12/16	$10,095	$10,135	$10,077
01/17	$10,146	$10,202	$10,153
02/17	$10,214	$10,273	$10,225
03/17	$10,243	$10,295	$10,244
04/17	$10,321	$10,370	$10,324
05/17	$10,463	$10,535	$10,474
06/17	$10,434	$10,497	$10,429
07/17	$10,490	$10,582	$10,512
08/17	$10,567	$10,662	$10,588
09/17	$10,505	$10,608	$10,534
10/17	$10,544	$10,634	$10,550
11/17	$10,482	$10,577	$10,460
12/17	$10,581	$10,688	$10,557
01/18	$10,443	$10,562	$10,450
02/18	$10,409	$10,530	$10,418
03/18	$10,443	$10,569	$10,444
04/18	$10,403	$10,531	$10,414
05/18	$10,504	$10,652	$10,519
06/18	$10,507	$10,661	$10,536
07/18	$10,521	$10,687	$10,571
08/18	$10,541	$10,714	$10,592
09/18	$10,474	$10,645	$10,529
10/18	$10,406	$10,579	$10,480
11/18	$10,526	$10,697	$10,594
12/18	$10,664	$10,825	$10,719
01/19	$10,746	$10,906	$10,816
02/19	$10,806	$10,965	$10,871
03/19	$10,943	$11,138	$11,006
04/19	$10,969	$11,180	$11,030
05/19	$11,122	$11,334	$11,173
06/19	$11,165	$11,376	$11,220
07/19	$11,251	$11,468	$11,314
08/19	$11,405	$11,649	$11,456
09/19	$11,318	$11,555	$11,356
10/19	$11,331	$11,576	$11,386
11/19	$11,339	$11,605	$11,413
12/19	$11,370	$11,640	$11,451
01/20	$11,547	$11,849	$11,640
02/20	$11,675	$12,002	$11,758
03/20	$11,431	$11,567	$11,388
04/20	$11,336	$11,422	$11,295
05/20	$11,649	$11,785	$11,637
06/20	$11,683	$11,882	$11,711
07/20	$11,831	$12,082	$11,889
08/20	$11,790	$12,025	$11,845
09/20	$11,795	$12,028	$11,855
10/20	$11,764	$11,992	$11,823
11/20	$11,861	$12,173	$11,966
12/20	$11,901	$12,247	$12,028
01/21	$11,929	$12,325	$12,089
02/21	$11,784	$12,129	$11,921
03/21	$11,822	$12,204	$11,983
04/21	$11,895	$12,306	$12,065
05/21	$11,932	$12,343	$12,084
06/21	$11,941	$12,377	$12,101
07/21	$12,025	$12,480	$12,197
08/21	$11,993	$12,434	$12,170
09/21	$11,909	$12,344	$12,089
10/21	$11,883	$12,308	$12,051
11/21	$11,950	$12,413	$12,121
12/21	$11,949	$12,433	$12,140
01/22	$11,649	$12,092	$11,821
02/22	$11,606	$12,049	$11,783
03/22	$11,299	$11,659	$11,447
04/22	$11,011	$11,336	$11,187
05/22	$11,175	$11,505	$11,352
06/22	$11,041	$11,316	$11,246
07/22	$11,313	$11,615	$11,517
08/22	$11,054	$11,361	$11,307
09/22	$10,682	$10,924	$10,939
10/22	$10,628	$10,834	$10,891
11/22	$11,066	$11,340	$11,301
12/22	$11,097	$11,373	$11,361
01/23	$11,387	$11,700	$11,633
02/23	$11,110	$11,435	$11,401
03/23	$11,347	$11,689	$11,633
04/23	$11,311	$11,662	$11,601
05/23	$11,185	$11,561	$11,490
06/23	$11,265	$11,677	$11,580
07/23	$11,285	$11,723	$11,628
08/23	$11,159	$11,554	$11,497
09/23	$10,849	$11,216	$11,217
10/23	$10,723	$11,120	$11,163
11/23	$11,358	$11,826	$11,741
12/23	$11,631	$12,101	$11,979
01/24	$11,592	$12,039	$11,928
02/24	$11,597	$12,055	$11,939
03/24	$11,590	$12,054	$11,939
04/24	$11,478	$11,905	$11,805
05/24	$11,409	$11,870	$11,726
06/24	$11,564	$12,052	$11,885
07/24	$11,663	$12,162	$11,993
08/24	$11,756	$12,258	$12,102
09/24	$11,863	$12,379	$12,206
10/24	$11,687	$12,198	$12,040
11/24	$11,845	$12,409	$12,197
12/24	$11,732	$12,228	$12,064
01/25	$11,790	$12,290	$12,148
02/25	$11,906	$12,411	$12,273
03/25	$11,750	$12,201	$12,104
04/25	$11,714	$12,103	$12,025
05/25	$11,728	$12,111	$12,094
06/25	$11,827	$12,186	$12,188
07/25	$11,829	$12,161	$12,216
08/25	$11,927	$12,267	$12,323
09/25	$12,123	$12,551	$12,519
10/25	$12,254	$12,707	$12,636

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce National Tax-Free Intermediate Bond Fund	4.85%	0.82%	2.05%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95%	1.34%	2.37%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
AssetsNet		$ 353,738,898
Holdings Count | Holding		365
Advisory Fees Paid, Amount		$ 1,233,603
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$353,738,898
# of Portfolio Holdings	365
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$1,233,603

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	7.3%
Investment Company	4.1%
Student	5.0%
Higher Education	5.4%
Single Family Housing	6.8%
Hospital	10.9%
Lease	11.5%
Transportation	13.3%
Limited Tax	15.6%
General Obligations	23.3%

Credit Quality Explanation [Text Block]

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	7.7%
AA	57.8%
A	36.4%
BBB	0.5%
Non-Rated	0.9%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]		For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
C000027731
Shareholder Report [Line Items]
Fund Name		Commerce Short-Term Government Fund
Trading Symbol		CFSTX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce Short-Term Government Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commerce Short-Term Government Fund	$70	0.68%
Footnote	Description
Footnote*	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2025, the Commerce Short-Term Government Fund generated an annualized total return of 4.96%, underperforming the Bloomberg U.S. 1-5 Year Government Bond Index which returned 5.31% for the same period.

Top Contributors to Performance

  Maintaining an overweight position in agency mortgage-backed securities allowed the Fund to capture some excess return relative to Treasuries.

  The Fund's exposure to commercial mortgage-backed securities contributed to performance as the sector’s post pandemic recovery continues.

  The Fund’s overweight to agency debentures relative to its benchmark also contributed to performance.

Top Detractors from Performance

  The Fund’s shorter duration relative to that of the benchmark detracted from performance as short maturity Treasury rates fell over the period.

  Curve positioning detracted from performance as the Federal Reserve cut the federal funds rate in September and October 2025. Relative to its benchmark, the Fund was under-allocated to Treasury maturities of three years and less which detracted from performance.

  Non-agency mortgage security selection detracted from performance. As mortgage rates fell over the period, the higher loan rates underlying these bonds generated faster prepayment activity, tempering price performance as overall rates fell.

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg US Aggregate Bond Index	Bloomberg U.S. 1-5 Year Government Bond Index
10/15	$10,000	$10,000	$9,999
11/15	$9,977	$9,974	$9,970
12/15	$9,953	$9,941	$9,955
01/16	$10,031	$10,078	$10,062
02/16	$10,025	$10,150	$10,086
03/16	$10,055	$10,243	$10,109
04/16	$10,062	$10,282	$10,108
05/16	$10,049	$10,285	$10,094
06/16	$10,123	$10,469	$10,190
07/16	$10,124	$10,536	$10,186
08/16	$10,104	$10,524	$10,155
09/16	$10,127	$10,517	$10,172
10/16	$10,109	$10,437	$10,151
11/16	$10,029	$10,190	$10,055
12/16	$10,032	$10,205	$10,057
01/17	$10,050	$10,225	$10,075
02/17	$10,067	$10,293	$10,091
03/17	$10,066	$10,288	$10,096
04/17	$10,098	$10,367	$10,129
05/17	$10,127	$10,447	$10,152
06/17	$10,107	$10,437	$10,137
07/17	$10,132	$10,481	$10,165
08/17	$10,167	$10,575	$10,201
09/17	$10,138	$10,525	$10,167
10/17	$10,141	$10,531	$10,156
11/17	$10,115	$10,518	$10,127
12/17	$10,116	$10,566	$10,126
01/18	$10,063	$10,444	$10,068
02/18	$10,052	$10,345	$10,054
03/18	$10,087	$10,412	$10,087
04/18	$10,056	$10,334	$10,051
05/18	$10,095	$10,408	$10,100
06/18	$10,096	$10,395	$10,099
07/18	$10,084	$10,398	$10,090
08/18	$10,124	$10,464	$10,133
09/18	$10,099	$10,397	$10,105
10/18	$10,103	$10,315	$10,118
11/18	$10,139	$10,377	$10,167
12/18	$10,218	$10,567	$10,280
01/19	$10,253	$10,679	$10,314
02/19	$10,263	$10,673	$10,317
03/19	$10,328	$10,878	$10,406
04/19	$10,344	$10,881	$10,423
05/19	$10,434	$11,074	$10,529
06/19	$10,487	$11,213	$10,598
07/19	$10,477	$11,238	$10,580
08/19	$10,570	$11,529	$10,706
09/19	$10,561	$11,468	$10,679
10/19	$10,581	$11,502	$10,713
11/19	$10,569	$11,496	$10,701
12/19	$10,581	$11,488	$10,716
01/20	$10,667	$11,709	$10,812
02/20	$10,771	$11,920	$10,942
03/20	$10,800	$11,850	$11,119
04/20	$10,836	$12,061	$11,139
05/20	$10,851	$12,117	$11,156
06/20	$10,868	$12,193	$11,164
07/20	$10,887	$12,375	$11,182
08/20	$10,896	$12,275	$11,176
09/20	$10,892	$12,269	$11,179
10/20	$10,869	$12,214	$11,165
11/20	$10,884	$12,334	$11,173
12/20	$10,893	$12,351	$11,181
01/21	$10,900	$12,262	$11,178
02/21	$10,861	$12,085	$11,140
03/21	$10,859	$11,934	$11,117
04/21	$10,879	$12,028	$11,136
05/21	$10,895	$12,068	$11,157
06/21	$10,865	$12,152	$11,128
07/21	$10,905	$12,288	$11,172
08/21	$10,887	$12,265	$11,163
09/21	$10,855	$12,159	$11,131
10/21	$10,809	$12,155	$11,075
11/21	$10,800	$12,191	$11,075
12/21	$10,775	$12,160	$11,049
01/22	$10,685	$11,898	$10,944
02/22	$10,626	$11,765	$10,891
03/22	$10,440	$11,439	$10,677
04/22	$10,325	$11,005	$10,587
05/22	$10,378	$11,075	$10,656
06/22	$10,319	$10,902	$10,586
07/22	$10,385	$11,168	$10,670
08/22	$10,270	$10,853	$10,525
09/22	$10,059	$10,384	$10,349
10/22	$9,996	$10,249	$10,328
11/22	$10,075	$10,626	$10,443
12/22	$10,095	$10,578	$10,445
01/23	$10,213	$10,904	$10,560
02/23	$10,140	$10,622	$10,429
03/23	$10,251	$10,891	$10,640
04/23	$10,289	$10,957	$10,685
05/23	$10,267	$10,838	$10,628
06/23	$10,232	$10,799	$10,546
07/23	$10,264	$10,792	$10,577
08/23	$10,296	$10,723	$10,605
09/23	$10,255	$10,451	$10,566
10/23	$10,230	$10,286	$10,576
11/23	$10,390	$10,751	$10,737
12/23	$10,569	$11,163	$10,903
01/24	$10,607	$11,132	$10,937
02/24	$10,576	$10,975	$10,855
03/24	$10,634	$11,076	$10,899
04/24	$10,575	$10,797	$10,808
05/24	$10,637	$10,980	$10,906
06/24	$10,699	$11,084	$10,983
07/24	$10,787	$11,342	$11,148
08/24	$10,875	$11,505	$11,258
09/24	$10,959	$11,660	$11,358
10/24	$10,886	$11,370	$11,233
11/24	$10,945	$11,491	$11,276
12/24	$10,927	$11,303	$11,265
01/25	$10,974	$11,362	$11,321
02/25	$11,074	$11,612	$11,434
03/25	$11,120	$11,617	$11,495
04/25	$11,201	$11,663	$11,610
05/25	$11,185	$11,579	$11,567
06/25	$11,259	$11,757	$11,654
07/25	$11,251	$11,726	$11,635
08/25	$11,349	$11,866	$11,759
09/25	$11,380	$11,996	$11,786
10/25	$11,426	$12,071	$11,831

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce Short-Term Government Fund	4.96%	1.01%	1.34%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%
Bloomberg U.S. 1-5 Year Government Bond Index	5.31%	1.17%	1.70%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
AssetsNet		$ 30,925,692
Holdings Count | Holding		131
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$30,925,692
# of Portfolio Holdings	131
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Types of Security Allocation (% of Total Net Assets)

Value	Value
Asset-Backed Securities	0.9%
Investment Company	2.3%
U.S. Government Agency Obligations	2.5%
U.S. Treasury Obligations	44.3%
Mortgage-Backed Obligations	50.0%

Credit Quality Explanation [Text Block]

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	9.2%
AA	3.4%
BB	0.5%
U.S. Govt.	82.8%
Non-Rated	4.1%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]		For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]